New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of Initial application of Standards or Interpretations

Description	Standard Reference	IASB Effective Date

Presentation of Financial Statements, Disclosure of Accounting Policies	Amendments to IAS 1	January 1, 2023
Accounting Policies, Changes in Accounting Estimates and Errors	Amendment to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction	Amendments to IAS 12	January 1, 2023
Insurance Contracts	IFRS 17	January 1, 2023
International Tax Reform—Pillar Two Model Rules(1)	Amendments to IAS 12	May 23, 2023

New and amended standards and interpretations
On has adopted the following amendments for fiscal year 2023. The amendments did not have a material impact on the consolidated financial statements.

Description	Standard Reference	IASB Effective Date

Presentation of Financial Statements, Disclosure of Accounting Policies	Amendments to IAS 1	January 1, 2023
Accounting Policies, Changes in Accounting Estimates and Errors	Amendment to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction	Amendments to IAS 12	January 1, 2023
Insurance Contracts	IFRS 17	January 1, 2023
International Tax Reform—Pillar Two Model Rules(1)	Amendments to IAS 12	May 23, 2023

In October 2021, OECD published key parameters and rules on a minimum tax rate of 15% (Pillar Two) for multinational enterprises with revenue of more than EUR 750 million, such as our business. Many jurisdictions in which we are subject to income taxes, global minimum tax rules have been enacted, or substantively enacted, which can impose detailed reporting obligations and increase compliance and systems-related costs on our businesses. In Switzerland, where the Group is headquartered, the enacted legislation is currently limited to the introduction of a Qualified Domestic Top-up Tax effective 1 January 2024.
We have applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Accordingly, we neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes.
As an integral part of the rule set, the OECD has published transitional Country-by-Country Report (CbCR) Safe Harbor rules, with the purpose to remove the obligation of calculating the Pillar Two effective tax rate for operations in lower-risk jurisdictions during the initial years when the rules take effect. In applying the transitional CBCR Safe Harbor rules on the fiscal year end 2023 consolidated financial statements, the majority of the jurisdictions are expected to qualify for the transitional CbCR Safe Harbor rules.
Further, at the date of authorization of these consolidated financial statements, On has not applied the following new and revised IFRS Accounting Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Classification of Liabilities as Current or Non-current	Amendments to IAS 1	January 1, 2024
Non-current Liabilities with Covenants	Amendments to IAS 1	January 1, 2024
Supplier Finance Arrangements	Amendments to IAS 7 and IFRS 7	January 1, 2024
Sale and Leaseback Transactions	Amendment to IFRS 16	January 1, 2024
Lack of Exchangeability	Amendments to IAS 21	January 1, 2025

On does not expect that the adoption of the standards listed above will have a material impact on the financials of On in the current or future reporting periods.